UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green Street Investors LLC
Address: 2901 W. Coast Highway
         Suite 200  #23- 24
         Newport Beach, CA  92663

13F File Number:  028-12448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Warner Griswold
Title:     Chief Compliance Officer
Phone:     (949) 258-3333

Signature, Place, and Date of Signing:

      /s/ Warner Griswold     Newport Beach, CA     July 24, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $88,169 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB PROPERTY CORP              COM              00163T109     8157   161900 SH       SOLE                   161900        0        0
AMERICAN CAMPUS CMNTYS INC     COM              024835100      526    18900 SH       SOLE                    18900        0        0
ASSOCIATED ESTATES RLTY CORP   COM              045604105      108    10100 SH       SOLE                    10100        0        0
AVALONBAY CMNTYS INC           COM              053484101     4182    46900 SH       SOLE                    46900        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203     2780   176400 SH       SOLE                   176400        0        0
BROOKFIELD PPTYS CORP          COM              112900105     6881   386800 SH       SOLE                   386800        0        0
EQUITY LIFESTYLE PPTYS INC     COM              29472R108      471    10700 SH       SOLE                    10700        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107     6743   176200 SH       SOLE                   176200        0        0
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206     5403    78300 SH       SOLE                    78300        0        0
HCP INC                        COM              40414L109     6998   220000 SH       SOLE                   220000        0        0
HOST HOTELS & RESORTS INC      COM              44107P104     2202   161300 SH       SOLE                   161300        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     6110   184300 SH       SOLE                   184300        0        0
MACK CALI RLTY CORP            COM              554489104     5334   156100 SH       SOLE                   156100        0        0
MARRIOTT INTL INC NEW          CL A             571903202     2737   104300 SH       SOLE                   104300        0        0
NATIONWIDE HEALTH PPTYS INC    COM              638620104     2897    92000 SH       SOLE                    92000        0        0
PUBLIC STORAGE                 COM              74460D109     4678    57900 SH       SOLE                    57900        0        0
REGENCY CTRS CORP              COM              758849103     5492    92900 SH       SOLE                    92900        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    11856   131900 SH       SOLE                   131900        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101      274    16500 SH       SOLE                    16500        0        0
TANGER FACTORY OUTLET CTRS I   COM              875465106      672    18700 SH       SOLE                    18700        0        0
TAUBMAN CTRS INC               COM              876664103     1761    36200 SH       SOLE                    36200        0        0
UDR INC                        COM              902653104     1907    85200 SH       SOLE                    85200        0        0